Unaudited Condensed Consolidated Statements of Convertible Preferred Stock and Changes in Stockholders’ Deficit - USD ($)	Convertible Preferred Stock	Roth CH Acquisition IV Co. Common Stock	Roth CH Acquisition IV Co. Additional Paid-in Capital	Roth CH Acquisition IV Co. Accumulated Deficit	Roth CH Acquisition IV Co.	Common Stock	Additional Paid-in Capital	Notes Receivable from Related Parties	Accumulated Deficit	Accumulated Comprehensive Income	Total
Balance at Dec. 31, 2020	$ 24,177,000	$ 288	$ 24,712	$ (3,190)	$ 21,810	$ 2,000	$ 5,111,000	$ (103,000)	$ (50,315,000)		$ (45,305,000)
Balance (in Shares) at Dec. 31, 2020	116,213,647	2,875,000				19,989,902
Issuance of common stock upon exercise of stock options							93,000				93,000
Issuance of common stock upon exercise of stock options (in Shares)						590,207
Stock-based compensation expense							179,000				179,000
Proceeds from sale of Series D, net of issuance costs	$ 14,303,000
Proceeds from sale of Series D, net of issuance costs (in Shares)	32,334,554
Conversion of convertible notes into Series D	$ 7,890,000
Conversion of convertible notes into Series D (in Shares)	17,007,606
Issuance of Series B-4 upon exercise of warrants
Issuance of Series B-4 upon exercise of warrants (in Shares)	22,313
Remeasurement of common stock subject to redemption amount			(7,799,173)		(7,799,173)
Sale of 461,500 Private Units		$ 46	4,614,954		4,615,000
Sale of 461,500 Private Units (in Shares)		461,500
Proceeds allocated to Public Warrants			4,427,500		4,427,500
Net income (loss)				(402,542)	(402,542)				(4,863,000)		(4,863,000)
Balance at Dec. 31, 2021	$ 46,370,000	$ 334	1,267,993	(405,732)	862,595	$ 2,000	5,383,000	(103,000)	(55,178,000)		(49,896,000)
Balance (in Shares) at Dec. 31, 2021	165,578,120	3,336,500				20,580,109
Issuance of common stock upon exercise of stock options							17,000				17,000
Issuance of common stock upon exercise of stock options (in Shares)						114,844
Stock-based compensation expense							26,000				26,000
Net income (loss)				(121,627)	(121,627)				(5,697,000)		(5,697,000)
Balance at Mar. 31, 2022	$ 46,370,000	$ 334	1,267,993	(527,359)	740,968	$ 2,000	5,426,000	(103,000)	(60,875,000)		(55,550,000)
Balance (in Shares) at Mar. 31, 2022	165,578,120	3,336,500				20,694,953
Balance at Dec. 31, 2021	$ 46,370,000	$ 334	1,267,993	(405,732)	862,595	$ 2,000	5,383,000	(103,000)	(55,178,000)		(49,896,000)
Balance (in Shares) at Dec. 31, 2021	165,578,120	3,336,500				20,580,109
Issuance of common stock upon exercise of stock options							325,000				$ 325,000
Issuance of common stock upon exercise of stock options (in Shares)						2,862,244					2,862,244
Proceeds from sale of Series E, net of issuance costs	$ 40,770,000
Proceeds from sale of Series E, net of issuance costs (in Shares)	33,567,165
Forgiveness of recourse note to purchase common stock								103,000			103,000
Stock-based compensation expense							813,000				813,000
Remeasurement of common stock subject to redemption amount			(1,152,044)		(1,152,044)
Contribution from Sponsor			135,440		135,440
Net income (loss)				(178,218)	(178,218)				(7,037,000)		(7,037,000)
Balance at Dec. 31, 2022	$ 87,140,000	$ 334	251,389	(583,950)	(332,227)	$ 2,000	6,521,000		(62,215,000)		(55,692,000)
Balance (in Shares) at Dec. 31, 2022	199,145,285	3,336,500				23,442,353
Issuance of common stock upon exercise of stock options							91,000				$ 91,000
Issuance of common stock upon exercise of stock options (in Shares)						602,330					596,080
Stock-based compensation expense							366,000				$ 366,000
Acquisition of fSight						$ 1,000	10,077,000				10,078,000
Acquisition of fSight (in Shares)						5,598,751
Unrealized gain resulting from change in fair value of marketable securities										14,000	14,000
Remeasurement of common stock subject to redemption amount			(326,452)		(326,452)
Contribution from Sponsor			163,181		163,181
Net income (loss)				(411,082)	(411,082)				6,910,000		6,910,000
Balance at Mar. 31, 2023	$ 87,140,000	$ 334	$ 88,118	$ (995,032)	$ (906,580)	$ 3,000	$ 17,055,000		$ (55,305,000)	$ 14,000	$ (38,233,000)
Balance (in Shares) at Mar. 31, 2023	199,145,285	3,336,500				29,643,434